Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Summary of income tax expense/(benefit)
A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2015	2014	2013
Current tax expense:
Federal	$19,864	22,046	22,612
State	1,647	2,386	2,531
Total current tax expense	21,511	24,432	25,143
Deferred tax expense (benefit)	3,011	2,964	(1,426)
Total income tax expense	$24,522	27,396	23,717

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014, are as follows:

	December 31,
	2015	2014
(dollars in thousands)	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(4,992)	$(3,885)
Difference in reporting the allowance for loan losses, net	18,576	21,006
Other income or expense not yet reported for tax purposes	2,607	2,325
Depreciable assets	(796)	(1,040)
Net deferred tax asset at end of year	15,395	18,406
Net deferred tax asset at beginning of year	18,406	21,370

Deferred tax expense	$3,011	$2,964

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended December 31,
	2015	2014	2013
Statutory federal income tax rate Increase/(decrease) in taxes resulting from:	35.0%	35.0	35.0
Tax exempt income	(0.1)	(0.1)	(0.3)
State income tax (including alternative minimum tax), net of federal tax benefit	1.8	2.7	2.3
Other items	-	0.7	0.3
Effective income tax rate	36.7%	38.3	37.3

Reconciliation of unrecognized tax benefits
For the years ended December 31, 2015 and 2014 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance as of January 1, 2014	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2014	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2015	$213